United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Emerging Markets Fixed Income Core Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—61.1%
		Aerospace & Defense—0.3%
$200,000		Aeropuertos Dominicanos Siglo XXI SA, Series REGS, 9.75%, 11/13/2019	$210,500
300,000		Avianca Holdings SA, Sr. Unsecd. Note, Series REGS, 8.375%, 5/10/2020	232,500
1,140,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,000,350
750,000	[1,2]	Latam Airlines 2015-1 Pass Through Trust, Series 144A, 4.20%, 11/15/2027	652,500
200,000		Latam Airlines Group SA, Series REGS, 7.25%, 6/9/2020	181,000
		TOTAL	2,276,850
		Automotive—0.8%
4,426,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.55%, 2/6/2019	4,442,739
300,000		Tata Motors Ltd., Sr. Unsecd. Note, 4.625%, 4/30/2020	308,067
2,000,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	2,000,000
		TOTAL	6,750,806
		Banking—14.4%
2,000,000		ADCB Finance Cayman, Ltd., Sr. Unsecd. Note, Series GMTN, 2.625%, 3/10/2020	1,985,400
450,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	465,750
800,000		BBVA Bancomer SA Grand Cayman, Series REGS, 6.008%, 5/17/2022	802,000
600,000		BBVA Bancomer SA Texas, Series REGS, 7.25%, 4/22/2020	645,000
1,000,000		BBVA Bancomer SA Texas, Sr. Unsecd. Note, Series REGS, 4.375%, 4/10/2024	997,500
1,200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	1,281,840
500,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	536,000
200,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	210,300
1,200,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,158,000
600,000		Banco Btg Pactual/Cayman, Series REGS, 4.00%, 1/16/2020	511,320
300,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	237,000
920,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	964,160
1,000,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/7/2020	1,052,805
3,345,000		Banco Do Brasil SA, 3.875%, 10/10/2022	2,751,262
700,000		Banco Do Brasil SA, Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	527,800
1,100,000		Banco Do Brasil SA, Series REGS, 5.875%, 1/26/2022	929,500
400,000		Banco do Estado do Rio Grande do Sul SA, Sub., Series REGS, 7.375%, 2/2/2022	306,500
1,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,077,500
200,000		Banco Pan SA, Series REGS, 8.50%, 4/23/2020	153,000
900,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	860,593
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	239,054
800,000		Banco Santander Chile SA, Sr. Unsecd. Note, Series REGS, 3.875%, 9/20/2022	810,014
1,500,000		Bancolombia S.A., 5.95%, 6/3/2021	1,552,500
800,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 9/27/2022	851,310
1,200,000		Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 6/30/2020	1,222,708
2,630,000	[1,2]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,726,905
5,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	5,806,338
2,300,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 1/21/2018	2,484,603
1,950,000		Caixa Economica Federal, Series REGS, 3.50%, 11/7/2022	1,510,041
2,030,000	[1,2]	Corpbanca, Series 144A, 3.875%, 9/22/2019	2,060,387
250,000	[1,2]	CorpGroup Banking SA, Sr. Unsecd. Note, Series 144A, 6.75%, 3/15/2023	223,438
1,000,000	[1,2]	Export Credit Bank of Turkey, Sr. Unsecd. Note, Series 144A, 5.375%, 2/8/2021	1,005,205

Principal Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$7,800,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	$7,973,768
1,500,000		Export-Import Bank Korea, Sr. Unsecd. Note, 3.25%, 8/12/2026	1,570,725
7,000,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.80%, 9/16/2025	7,311,766
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	1,034,301
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.00%, 1/14/2023	1,026,646
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	222,686
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,226,862
1,500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	1,523,983
4,600,000		Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	4,660,260
3,050,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	3,089,955
2,800,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	2,787,966
300,000		Itau Unibanco Holding SA, Series REGS, 5.125%, 5/13/2023	275,550
1,100,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, Series REGS, 2.85%, 5/26/2018	1,068,375
300,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.65%, 3/19/2022	287,250
1,700,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.50%, 8/6/2022	1,604,375
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 4/15/2020	507,500
600,000		Kookmin Bank, Series REGS, 1.625%, 7/14/2017	600,259
3,300,000		Korea Development Bank, Sr. Unsecd. Note, 2.875%, 8/22/2018	3,396,013
5,200,000		Korea Development Bank, Sr. Unsecd. Note, 3.00%, 9/14/2022	5,381,553
500,000		Korea Development Bank, Sr. Unsecd. Note, 3.375%, 9/16/2025	529,685
1,000,000		Korea Exchange Bank, Series REGS, 2.50%, 6/12/2019	1,012,091
500,000		Korea Exchange Bank, Sr. Unsecd. Note, Series EMTN, 2.50%, 1/27/2021	505,787
400,000		Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.20%, 12/26/2024	409,099
1,000,000	[1,2]	NongHyup Bank, Sr. Unsecd. Note, Series 144A, 2.25%, 9/19/2017	1,009,516
6,000,000		Ojsc Russ Agric Bk(RSHB), Sub. Note, Series REGS, 8.50%, 10/16/2023	5,646,348
2,355,000	[1,2]	RSHB Capital S.A., Series 144A, 5.10%, 7/25/2018	2,364,479
1,000,000		Shinhan Bank, Series REGS, 2.25%, 4/15/2020	1,003,000
700,000		Siam Commercial Bank PLC, Sr. Unsecd. Note, Series REGS, 3.50%, 4/7/2019	720,149
3,000,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 2/11/2021	2,871,750
2,500,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	2,450,475
2,000,000		Turkiye Is Bankasi (Isbank), Sub. Note, Series REGS, 6.00%, 10/24/2022	1,971,500
1,560,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	1,452,056
1,515,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	1,443,037
2,600,000	[1,2]	Vnesheconombank (VEB), Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	2,623,572
5,200,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 7/9/2020	5,227,529
260,000	[1,2]	Woori Bank, Jr. Sub. Note, Series 144A, 6.208%, 5/2/2037	268,935
300,000		Woori Bank, Series REGS, 5.00%, 6/10/2045	291,845
500,000	[1,2]	Woori Bank, Sr. Unsecd. Note, Series 144A, 2.625%, 7/20/2021	506,261
800,000	[1,2]	Woori Bank, Sub. Note, Series 144A, 5.875%, 4/13/2021	920,045
800,000		Woori Bank, Sub. Note, Series REGS, 4.75%, 4/30/2024	827,415
		TOTAL	118,550,100
		Brewing—0.5%
5,000,000		Anadolu Efes Biracilik ve Malt Sanayii A.S., Series REGS, 3.375%, 11/1/2022	4,219,575
		Broadcast Radio & TV—0.4%
2,378,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,837,068
200,000		TV Azteca SA de CV, Sr. Unsecd. Note, Series REGS, 7.625%, 9/18/2020	121,000
		TOTAL	2,958,068
		Building & Development—0.1%
300,000		Doosan Heavy Industries and Construction Co. Ltd., Sr. Unsecd. Note, Series REGS, 2.125%, 4/27/2020	299,128

Principal Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—continued
$200,000		Odebrecht Finance Ltd., Sr. Unsecd. Note, Series REGS, 5.25%, 6/27/2029	$89,000
500,000		Odebrecht Finance Ltd., Sr. Unsecd. Note, Series REGS, 7.50%, 9/29/2049	230,000
		TOTAL	618,128
		Building Materials—0.8%
4,600,000	[1,2]	Cemex S.A.B de C.V., Bond, Series 144A, 6.50%, 12/10/2019	4,565,500
1,700,000		Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	1,645,566
600,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	406,560
		TOTAL	6,617,626
		Chemicals & Plastics—2.5%
1,000,000		Alfa SA, Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	925,000
300,000	[1,2]	Braskem America Finance Co., Series 144A, 7.125%, 7/22/2041	235,500
1,000,000		Braskem America Finance Co., Series REGS, 7.125%, 7/22/2041	785,000
1,600,000		Braskem Finance Ltd., Series REGS, 5.75%, 4/15/2021	1,454,016
200,000		Gajah Tunggal, Series REGS, 7.75%, 2/6/2018	120,000
4,000,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 4.50%, 10/22/2025	3,738,920
5,075,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	5,182,844
1,700,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	1,658,035
800,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 9/17/2044	668,000
900,000		PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	935,938
2,500,000		Phosagro OAO, Sr. Unsecd. Note, Series REGS, 4.204%, 2/13/2018	2,491,050
2,000,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/29/2019	2,018,508
		TOTAL	20,212,811
		Communications - Telecom Wireless—0.2%
700,000		Myriad International Holdings BV, Sr. Unsecd. Note, Series REGS, 6.00%, 7/18/2020	755,167
800,000		VTR Finance BV, Series REGS, 6.875%, 1/15/2024	754,000
		TOTAL	1,509,167
		Conglomerates—0.4%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,114,000
400,000		SM Investments Corp., Sr. Unsecd. Note, 4.25%, 10/17/2019	414,029
		TOTAL	3,528,029
		Consumer Cyclical - Services—0.7%
2,915,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.125%, 11/28/2021	2,914,953
2,500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	2,457,113
		TOTAL	5,372,066
		Consumer Products—0.6%
4,200,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	4,027,481
1,000,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	916,241
		TOTAL	4,943,722
		Energy - Refining—0.2%
800,000		Bharat Petroleum Corp. Ltd., Sr. Unsecd. Note, Series EMTN, 4.00%, 5/8/2025	775,123
600,000		Petron Corp., 7.50%, 8/6/2018	620,250
		TOTAL	1,395,373
		Farming & Agriculture—0.9%
4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	3,999,098
800,000		Marfrig Overseas Ltd., Series REGS, 9.50%, 5/4/2020	806,000
2,500,000		Uralkali, Series REGS, 3.723%, 4/30/2018	2,459,050
		TOTAL	7,264,148

Principal Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance—2.5%
$2,525,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	$2,528,207
250,000		BTG Investments LP, Sr. Unsecd. Note, Series REGS, 4.50%, 4/17/2018	185,000
3,300,000		CBQ Finance Ltd., Sr. Unsecd. Note, 2.875%, 6/24/2019	3,322,886
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,025,000
1,700,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,701,700
800,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series REGS, 3.25%, 7/15/2019	805,264
200,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	185,000
5,950,000		MAF Global Securities, 7.125%, 10/29/2049	6,195,437
4,300,000		QNB Finance Ltd., Sr. Unsecd. Note, Series REGS, 2.75%, 10/31/2018	4,353,750
200,000		TAM Capital 3, Inc., Sr. Unsecd. Note, Series REGS, 8.375%, 6/3/2021	140,000
		TOTAL	20,442,244
		Financial Intermediaries—1.4%
4,400,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	4,560,600
2,700,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/9/2022	2,720,250
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,797,961
400,000	[1,2]	Offshore Drilling Holding SA, Series 144A, 8.375%, 9/20/2020	230,000
2,500,000		Ooredoo International Finance Ltd., Series REGS, 3.875%, 1/31/2028	2,421,300
		TOTAL	11,730,111
		Food & Beverage—0.4%
300,000		Brf SA, Sr. Unsecd. Note, Series REGS, 4.75%, 5/22/2024	273,750
800,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	827,409
1,000,000		Cosan Overseas Ltd., 8.25%, 11/29/2049	770,000
200,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	172,000
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, Series REGS, 5.00%, 10/1/2023	732,448
300,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.375%, 1/23/2023	305,165
		TOTAL	3,080,772
		Food & Drug Retailers—0.1%
800,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	754,342
		Food Products—0.6%
2,700,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 3.875%, 6/27/2024	2,657,370
100,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 4.875%, 6/30/2020	107,343
900,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	868,500
400,000	[1,2]	JBS Investments GmbH, Sr. Unsecd. Note, Series 144A, 7.25%, 4/3/2024	354,000
600,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series REGS, 7.75%, 1/31/2023	570,300
		TOTAL	4,557,513
		Forest Products—0.2%
1,800,000		Celulosa Arauco y Constitucion SA, Sr. Unsecd. Note, 7.25%, 7/29/2019	2,024,638
		Government Agency—0.3%
2,600,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.25%, 7/10/2024	2,706,036
		Metals & Mining—3.4%
800,000		Abja Investment Co., 5.95%, 7/31/2024	687,984
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	675,937
1,000,000		CSN Islands XI Corp., Series REGS, 6.875%, 9/21/2019	397,500
400,000		CSN Resources SA, Series REGS, 6.50%, 7/21/2020	150,000
4,200,000		China Hongqiao Group, 7.625%, 6/26/2017	4,153,103
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,439,263
1,933,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	1,928,523
2,500,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/4/2044	2,165,395

Principal Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$900,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	$559,125
1,500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	971,250
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	493,750
800,000		Gerdau Trade, Inc., Sr. Unsecd. Note, Series REGS, 4.75%, 4/15/2023	505,000
1,500,000		MMC Norlisk Nick Via MMC, Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	1,543,125
400,000		Samarco Mineracao SA, Series REGS, 4.125%, 11/1/2022	185,880
2,050,000		Samarco Mineracao SA, Series REGS, 5.75%, 10/24/2023	953,250
1,500,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	1,486,995
2,000,000		Southern Copper Corp., 5.25%, 11/8/2042	1,504,052
1,600,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	1,431,141
4,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	3,100,000
220,000		Vale Overseas Ltd., Sr. Unsecd. Note, 4.625%, 9/15/2020	181,984
500,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 1/23/2017	505,360
800,000		Vale SA, 5.625%, 9/11/2042	492,000
800,000		Vedanta Resources PLC, Series REGS, 7.125%, 5/31/2023	427,240
350,000		Vedanta Resources PLC, Series REGS, 8.25%, 6/7/2021	194,250
400,000		Vedanta Resources PLC, Series REGS, 9.50%, 7/18/2018	280,522
500,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 6.00%, 1/31/2019	295,775
400,000		Volcan Compania Minera S.A., Series REGS, 5.375%, 2/2/2022	274,000
		TOTAL	27,982,404
		Oil & Gas—12.2%
1,366,171	[1]	Afren PLC, Series 144A, 6.625%, 12/9/2020	9,905
1,200,278	[3,4]	Afren PLC, Series REGS, 10.25%, 4/8/2019	8,702
2,244,423	[3,4,5]	Afren PLC, Series REGS, 11.50%, 2/1/2016	16,272
13,500,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	13,895,077
1,000,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	1,009,146
60,000		Ecopetrol SA, 4.25%, 9/18/2018	59,175
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	946,625
600,000		GNL Quintero SA, Sr. Unsecd. Note, Series REGS, 4.634%, 7/31/2029	569,779
3,300,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 8/16/2037	3,373,078
2,509,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	2,505,613
700,000		Korea Gas Corp., Sr. Unsecd. Note, Series REGS, 3.50%, 7/2/2026	741,420
3,163,000		ONGC Videsh Ltd., 3.75%, 5/7/2023	3,073,895
459,450		Odbrcht Offshore Drilling Finance Ltd., Series REGS, 6.625%, 10/1/2022	96,485
785,000		Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	280,638
178,520		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.75%, 10/1/2022	37,489
250,000		Odebrecht Oil & Finance, Sr. Unsecd. Note, Series REGS, 7.00%, 12/29/2049	43,750
300,000		Offshore Drilling Holding SA, Series REGS, 8.375%, 9/20/2020	172,500
400,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	358,987
1,500,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 1/19/2025	188,250
11,100,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	8,935,988
2,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 2.762%, 1/15/2019	1,515,000
1,100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 3.00%, 1/15/2019	874,500
2,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 3.25%, 3/17/2017	1,943,000
5,550,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	3,796,200
5,600,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 5/20/2043	3,281,320
1,000,000		Petrobras International Finance Co., 5.875%, 3/1/2018	940,550
500,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	452,500
3,535,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 1/20/2020	2,832,419

Principal Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$5,000,000		Petroleos de Venezuela, S.A., Company Guarantee, 5.375%, 4/12/2027	$1,575,500
15,300,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.00%, 11/15/2026	4,834,800
2,560,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.875%, 8/4/2026	2,657,280
9,300,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series REGS, 5.625%, 1/23/2046	7,300,500
5,000,000	[1,2]	Petroleos Mexicanos, Unsecd. Note, Series 144A, 4.25%, 1/15/2025	4,425,000
2,000,000		Petroleos Mexicanos, Unsecd. Note, Series REGS, 4.50%, 1/23/2026	1,785,000
1,000,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	1,015,000
8,600,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	8,565,910
1,000,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.50%, 3/18/2045	999,512
2,025,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	1,866,058
260,190		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.25%, 7/30/2018	171,725
400,000		Qgog Constellation SA, Series REGS, 6.25%, 11/9/2019	188,000
3,000,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	2,710,521
8,700,000	[1,2]	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	8,569,448
800,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	771,874
400,000		Tupras Turkiye Petrol Rafinerileri AS, Series REGS, 4.125%, 5/2/2018	399,016
920,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	908,592
		TOTAL	100,701,999
		Paper Products—0.1%
500,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.25%, 5/12/2024	475,300
300,000	[1,2]	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	301,851
400,000		Suzano Trading Ltd., Sr. Unsecd. Note, Series REGS, 5.875%, 1/23/2021	401,200
		TOTAL	1,178,351
		Pharmaceuticals—0.2%
1,400,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.95%, 12/18/2022	1,360,572
		Rail Industry—0.5%
4,000,000		Rzd Capital PLC, Series REGS, 5.70%, 4/5/2022	3,940,920
		Railroad—0.6%
500,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	421,575
4,700,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	4,459,125
		TOTAL	4,880,700
		Real Estate—2.8%
9,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	9,416,557
4,340,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	4,490,919
1,550,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	2,180,279
200,000		Franshion Brilliant Ltd., 5.375%, 10/17/2018	207,212
4,800,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	5,050,320
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	2,010,534
		TOTAL	23,355,821
		Retailers—0.1%
400,000		Grupo Elektra S.A. de C.V., Sr. Unsecd. Note, Series REGS, 7.25%, 8/6/2018	382,000
800,000		S.A.C.I. Falabella, Series REGS, 3.75%, 4/30/2023	781,416
		TOTAL	1,163,416
		Software & Services—0.3%
300,000		SixSigma Networks Mexico SA de CV, Series REGS, 8.25%, 11/7/2021	268,500
2,500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	2,542,187
		TOTAL	2,810,687

Principal Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Sovereign—1.1%
$2,625,000		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 8/16/2019	$2,524,646
2,000,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	2,069,160
2,000,000		Mexico, Government of, Series REGS, 4.875%, 1/15/2024	2,012,500
455,000		Mozambique, Government of, Sr. Unsecd. Note, Series REGS, 6.305%, 9/11/2020	339,940
1,200,000		Qatar, Government of, 3.241%, 1/18/2023	1,223,700
1,200,000		Qatar, Government of, Sr. Unsecd. Note, Series REGS, 2.099%, 1/18/2018	1,215,000
		TOTAL	9,384,946
		State/Provincial—2.0%
7,615,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	8,167,087
7,900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	8,492,500
		TOTAL	16,659,587
		Steel—0.2%
1,500,000		OJSC Novo(Steel Funding), Sr. Unsecd. Note, Series REGS, 4.45%, 2/19/2018	1,502,705
		Technology—0.5%
4,000,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.70%, 5/8/2019	4,171,616
		Telecommunications & Cellular—3.5%
300,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	301,390
1,200,000		America Movil S.A.B. de C.V., 6.125%, 11/15/2037	1,328,681
4,985,000		America Movil S.A.B. de C.V., Company Guarantee, 5.00%, 3/30/2020	5,467,673
2,650,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	2,814,780
2,230,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	2,335,292
300,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.50%, 12/29/2049	234,000
600,000		Columbus International, Inc., Sr. Unsecd. Note, Series REGS, 7.375%, 3/30/2021	625,050
400,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	359,000
1,500,000		Digicel Group Ltd., Series REGS, 8.25%, 9/30/2020	1,177,500
1,750,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	1,513,750
3,000,000		Emirates Telecom Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 6/18/2024	3,071,250
1,956,000		Oi S.A., Series REGS, 5.75%, 2/10/2022	455,748
2,300,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	2,274,136
400,000	[1,2]	SK Telecom Co. Ltd., Sr. Unsecd. Note, Series 144A, 2.125%, 5/1/2018	401,856
2,900,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.75%, 10/15/2025	2,780,375
4,000,000		Vimpelcom, Sr. Unsecd. Note, Series REGS, 5.20%, 2/13/2019	3,985,800
		TOTAL	29,126,281
		Transportation—0.4%
3,300,000	[1,2]	DP World Ltd., Series 144A, 6.85%, 7/2/2037	3,213,375
200,000		DP World Ltd., Series REGS, 6.85%, 7/2/2037	194,750
		TOTAL	3,408,125
		Utilities—4.3%
3,900,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	4,052,123
1,600,000		Cent Elet Brasil Elebra, Series REGS, 5.75%, 10/27/2021	1,240,000
6,050,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	6,208,813
1,950,000	[1,2]	Empresa Electrica Angamo, Series 144A, 4.875%, 5/25/2029	1,696,286
1,200,000		Empresa Nacional de Telecomunicaciones SA, Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	1,112,102
2,600,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	2,280,148
4,600,000	[1,2]	Hrvatska Elektroprivreda, Sr. Unsecd. Note, Series 144A, 5.875%, 10/23/2022	4,701,255
2,277,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	2,220,075
4,200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	4,650,996
4,000,000		Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series REGS, 6.70%, 2/10/2017	4,182,256

Principal Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$200,000		Listrindo Capital BV, Sr. Unsecd. Note, Series REGS, 6.95%, 2/21/2019	$203,740
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	221,500
2,000,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	2,629,690
		TOTAL	35,398,984
		Utility - Electric—0.6%
1,000,000		Colbun SA, Sr. Unsecd. Note, Series REGS, 6.00%, 1/21/2020	1,087,128
1,300,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	1,330,985
2,700,000		Saudi Electric Global Sukuk, Series REGS, 4.00%, 4/8/2024	2,686,500
		TOTAL	5,104,613
		TOTAL CORPORATE BONDS (IDENTIFIED COST $522,280,099)	503,643,852
		FLOATING RATE LOAN—0.0%
1,416,554	[6]	Carolbrl, 0.607%, 12/31/2017 (IDENTIFIED COST $1,396,028)	142,364
		FOREIGN GOVERNMENTS/AGENCIES—35.4%
		Banking—0.4%
3,035,000		African Export-Import Bank, 5.75%, 7/27/2016	3,069,159
		Sovereign—35.0%
4,724,868		Argentina, Government of, Note, Series $DSC, 8.28%, 12/31/2033	5,549,358
4,600,000		Argentina, Government of, Unsecd. Note, Series NY, 0.75%, 2/22/2017	4,167,508
751,000		Armenia, Government of, 6.00%, 9/30/2020	726,593
1,353,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	1,309,027
2,600,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	2,386,904
2,000,000		Bahrain, Government of, Unsecd. Note, 6.00%, 9/19/2044	1,515,000
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	1,030,100
965,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	1,013,250
4,500,000		Brazil, Government of, Sr. Unsecd. Note, 2.625%, 1/5/2023	3,645,000
1,900,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	1,852,500
17,900,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	13,783,000
2,370,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	2,085,031
7,400,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	6,197,500
5,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	4,512,500
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,331,250
1,630,000		Costa Rica, Government of, 4.375%, 4/30/2025	1,385,500
5,100,000	[1,2]	Croatia, Government of, Series 144A, 6.00%, 1/26/2024	5,472,300
1,400,000		Croatia, Government of, 6.00%, 1/26/2024	1,502,200
550,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	572,404
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,188,000
100,000		Dominican Republic, Government of, 6.60%, 1/28/2024	103,000
2,600,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	2,502,500
1,700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,831,750
8,700,000		Dubai, Government of, 5.25%, 1/30/2043	7,482,000
1,500,000		Ecuador, Government of, 7.95%, 6/20/2024	1,087,500
3,000,000		Egypt, Government of, Note, 6.875%, 4/30/2040	2,425,440
2,165,000		El Salvador, Government of, 7.625%, 2/1/2041	1,764,475
600,000		Ethiopia, Government of, Sr. Unsecd. Note, 6.625%, 12/11/2024	524,310
2,000,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	1,615,200
500,000		Ghana, Government of, Unsecd. Note, 10.75%, 10/14/2030	458,790
3,480,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	3,347,308

Principal Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$1,200,000		Guatemala, Government of, Sr. Unsecd. Note, 5.75%, 6/6/2022	$1,257,000
700,000		Honduras, Government of, 8.75%, 12/16/2020	778,750
1,902,000		Hungary, Government of, 4.125%, 2/19/2018	1,970,852
2,970,000		Hungary, Government of, 5.75%, 11/22/2023	3,357,199
750,000		Hungary, Government of, 6.375%, 3/29/2021	850,740
1,000,000		Hungary, Government of, Sr. Unsecd. Note, 7.625%, 3/29/2041	1,377,000
5,200,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	5,785,000
6,600,000		Indonesia, Government of, 5.375%, 10/17/2023	7,101,046
5,600,000		Indonesia, Government of, Sr. Unsecd. Note, 4.75%, 1/8/2026	5,788,670
3,500,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	3,339,546
1,500,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	1,477,500
1,200,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	754,248
3,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 5.375%, 7/23/2024	2,640,000
5,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 5.75%, 12/31/2032	4,406,250
2,500,000	[1,2]	Ivory Coast, Government of, Unsecd. Note, Series 144A, 6.375%, 3/3/2028	2,243,250
400,000		Jamaica, Government of, 7.875%, 7/28/2045	395,000
3,100,000		Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	3,138,750
1,500,000		Kazakhstan, Government of, 4.875%, 10/14/2044	1,295,520
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,071,372
1,700,000	[1,2]	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	1,723,460
1,130,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	1,036,888
1,500,000		Lebanon, Government of, Sr. Unsecd. Note, 6.65%, 2/26/2030	1,454,700
2,700,000		Lebanon, Government of, Sr. Unsub., 8.25%, 4/12/2021	2,916,518
7,900,000		Mexico, Government of, 4.125%, 1/21/2026	8,125,150
4,170,000		Mexico, Government of, 4.75%, 3/8/2044	3,919,800
5,240,000		Mexico, Government of, Note, 6.05%, 1/11/2040	5,829,500
6,000,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	5,970,000
600,000		Namibia, Government of, Sr. Unsecd. Note, 5.50%, 11/3/2021	612,624
2,100,000		Nigeria, Government of, Sr. Unsecd. Note, 6.375%, 7/12/2023	1,870,386
1,800,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	1,840,225
3,700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	3,745,577
6,000,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	6,075,000
4,100,000	[1,2]	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	3,987,250
6,200,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	6,634,000
7,100,000		Philippines, Government of, 6.375%, 1/15/2032	9,509,080
2,500,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	2,680,860
4,000,000		Poland, Government of, 3.00%, 3/17/2023	4,030,000
1,200,000		Qatar, Government of, Sr. Unsecd. Note, 4.50%, 1/20/2022	1,307,100
600,000		Qatar, Government of, Sr. Unsecd. Note, 6.40%, 1/20/2040	791,880
4,200,000		Romania, Government of, 4.375%, 8/22/2023	4,477,326
3,800,000		Russia, Government of, Sr. Unsecd. Note, 12.75%, 6/24/2028	6,122,674
6,400,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 4/4/2042	6,208,000
655,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	593,659
1,315,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/3/2018	1,378,975
200,000		Serbia, Government of, 5.875%, 12/3/2018	209,730
1,600,000		Serbia, Government of, 7.25%, 9/28/2021	1,798,080
5,000,000		South Africa, Government of, 5.875%, 5/30/2022	5,282,500
4,000,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.00%, 1/14/2019	3,940,000
4,750,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	4,678,750

Principal Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$2,300,000	[1,2]	Tunisia, Government of, Series 144A, 5.75%, 1/30/2025	$1,986,234
6,100,000		Turkey, Government of, 3.25%, 3/23/2023	5,628,714
7,775,000		Turkey, Government of, Sr. Unsecd. Note, 4.25%, 4/14/2026	7,368,896
3,010,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	948,752
420,146	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2019	379,182
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2020	1,347,276
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2021	1,339,751
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2022	1,328,463
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2023	1,309,350
1,000,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2024	860,200
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2025	1,270,653
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2027	1,256,976
1,730,970		Uruguay, Government of, 4.375%, 10/27/2027	1,739,625
1,884,600		Uruguay, Government of, 4.50%, 8/14/2024	1,974,118
4,000,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	3,590,000
8,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	2,880,000
17,000,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	5,992,500
1,400,000	[1,2]	Vietnam, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/29/2020	1,545,625
4,800,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	3,540,480
		TOTAL	288,431,378
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $301,459,298)	291,500,537
		PURCHASED CALL OPTION—0.1%
16,800,000		Bank of America Merrill Lynch, EUR PUT/USD CALL, Strike Price: $1.05; Expiration Date: 12/14/2016 (IDENTIFIED COST $270,560)	430,836
		PURCHASED PUT OPTIONS—0.1%
20,800,000		Bank of America Merrill Lynch, USD PUT/EUR CALL, Strike Price: $1.30; Expiration Date: 12/14/2016	45,947
12,500,000		Bank of America Merrill Lynch, USD PUT/RUB CALL, Strike Price: $74.30; Expiration Date: 12/9/2016	618,675
12,000,000		Morgan Stanley, USD PUT/MXN CALL, Strike Price: $18.00; Expiration Date: 12/22/2016	378,324
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $955,150)	1,042,946
		PURCHASED PUT SWAPTIONS—0.2%
95,000,000		Goldman Sachs & Co., Upon exercise, receive floating rate 3 Month LIBOR, pay 2.20%, Expiration Date 2/3/2017 (IDENTIFIED COST $1,824,000)	1,367,363
		U.S. TREASURY—1.1%
$4,600,000	[7]	United States Treasury Bill, 0.175%, 3/17/2016	4,599,575
5,000,000		United States Treasury Note, 0.375%, 10/31/2016	4,992,993
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,586,752)	9,592,568
		INVESTMENT COMPANY—1.1%
9,093,175	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[9] (AT NET ASSET VALUE)	9,093,175
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $846,865,062)[10]	816,813,641
		OTHER ASSETS AND LIABILITIES - NET—0.9%[11]	7,405,459
		TOTAL NET ASSETS—100%	$824,219,100

At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Notes 5-Year Long Future	626	$75,736,219	June 2016	$71,951
[4]United States Treasury Long Bond Short Futures	147	$24,186,094	June 2016	$46,733
[4]United States Treasury Notes 10-Year Short Futures	233	$30,410,141	June 2016	$(77,001)
[4]United States Ultra Bond Short Futures	173	$29,956,031	June 2016	$(161,643)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(119,960)
The average notional value of long and short futures contracts held by the Fund throughout the period was $62,671,318 and $111,449,871, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
03/03/2016	Bank of America, N.A.	430,800,000 PHP	$9,012,552	$46,378
03/04/2016	Goldman Sachs	10,587,000,000 KRW	$8,976,598	$(416,170)
03/16/2016	Citibank N.A.	16,100,000 EUR	$18,153,587	$(632,367)
03/16/2016	JPMorgan Chase	16,895,000 EUR	$18,443,596	$(57,197)
03/16/2016	Citibank N.A.	40,325,000 EUR	$44,166,964	$(282,293)
03/21/2016	Barclays Bank PLC	31,003,000,000 KRW	$26,341,816	$(1,284,990)
04/05/2016	Bank of America, N.A.	241,395,000 CNY	$38,862,594	$(2,050,434)
04/13/2016	JPMorgan Chase	2,056,169 MXN	$111,884	$1,134
04/13/2016	JPMorgan Chase	34,620,536 MXN	$1,910,753	$(7,826)
04/13/2016	JPMorgan Chase	39,698,214 MXN	$2,197,732	$(15,708)
04/13/2016	JPMorgan Chase	80,781,250 MXN	$4,496,091	$(55,927)
04/13/2016	Morgan Stanley Capital SE	233,600,000 MXN	$12,677,394	$162,496
04/21/2016	BNP Paribas SA	360,000,000 RUB	$4,466,224	$250,965
04/21/2016	BNP Paribas SA	660,000,000 RUB	$8,439,898	$208,282
05/12/2016	Bank of America, N.A.	6,408,900,000 CLP	$9,000,000	$129,749
05/12/2016	JPMorgan Chase	86,000,000 MXN	$4,467,667	$248,440
05/12/2016	Goldman Sachs	167,088,600 MXN	$8,900,000	$262,881
08/23/2016	Barclays Bank PLC	28,800,000 CNH	$4,310,087	$19,197
08/23/2016	Barclays Bank PLC	31,500,000 CNH	$4,683,318	$51,836
12/02/2016	Citibank N.A.	19,600,000 BRL	$4,384,297	$139,806
Contracts Sold:
03/03/2016	Bank of America, N.A.	430,800,000 PHP	$9,050,420	$(8,510)
03/04/2016	Goldman Sachs	10,587,000,000 KRW	$9,050,265	$489,836
03/08/2016	JPMorgan Chase	4,180,000 EUR	$4,429,662	$(118,234)
03/16/2016	Citibank N.A.	2,000,000 EUR	$2,253,247	$76,698
03/16/2016	Citibank N.A.	3,850,000 EUR	$4,162,565	$(27,292)
03/16/2016	Citibank N.A.	4,450,000 EUR	$4,880,707	$37,886
03/16/2016	Bank of America, N.A.	7,800,000 EUR	$8,568,690	$80,149
03/16/2016	JPMorgan Chase	8,355,000 EUR	$9,184,912	$92,378
03/16/2016	JPMorgan Chase	8,540,000 EUR	$9,251,127	$(42,738)
03/16/2016	Citibank N.A.	40,325,000 EUR	$43,857,470	$(27,200)
03/21/2016	Barclays Bank PLC	31,003,000,000 KRW	$26,199,349	$1,142,524
04/05/2016	Bank of America, N.A.	59,995,000 CNY	$9,570,107	$421,013
04/05/2016	Bank of America, N.A.	60,400,000 CNY	$9,648,562	$437,707
04/05/2016	Bank of America, N.A.	121,000,000 CNY	$19,325,986	$873,776
04/13/2016	JPMorgan Chase	194,650,000 MXN	$10,287,819	$(411,173)
04/13/2016	JPMorgan Chase	196,106,169 MXN	$10,601,895	$(177,136)
04/21/2016	BNP Paribas SA	360,000,000 RUB	$4,403,939	$(313,250)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
05/12/2016	Bank of America, N.A.	6,408,900,000 CLP	$9,123,639	$(6,111)
05/12/2016	JPMorgan Chase	85,000,000 MXN	$4,377,757	$(283,512)
05/12/2016	Goldman Sachs	168,088,600 MXN	$9,172,138	$(45,580)
05/20/2016	Bank of America, N.A.	15,800,000 EUR	$17,375,260	$144,761
06/22/2016	Citibank N.A.	1,620,000 GBP	$2,322,068	$66,113
08/23/2016	Barclays Bank PLC	60,300,000 CNH	$9,238,406	$173,968
12/02/2016	Citibank N.A.	19,600,000 BRL	$4,493,867	$(30,237)
12/21/2016	Citibank N.A.	29,450,000 CNH	$4,263,790	$(122,164)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(858,076)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $6,483,241 and $6,876,377, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following open swap contracts:
INTEREST RATE SWAPS
Counterparty/ Exchange	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
HSBC Securities, Inc.	Brazil Cetip Interbank Rate	Receive	16.16%	1/4/2021	$70,800,000	$247,624	$247,624
Bank of America Merrill Lynch	3M US LIBOR	Receive	9.02%	1/28/2026	$138,000,000	$20,477	$20,477
TOTAL INTEREST RATE SWAPS						$268,101	$268,101
The average notional amount of interest rate swap contracts held by the Fund throughout the period was $79,646,549. This is based on amounts held as of each month-end throughout the three-month fiscal period.
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/29/2016[12]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Government of Turkey	Sell	1.00%	9/20/2020	2.93%	$28,000,000	$(2,172,106)	$(2,242,594)	$70,488
Barclays Capital	CDX Index EM Series 24	Sell	1.00%	12/20/2020	3.77%	$42,630,000	$(4,817,190)	$(4,689,300)	$(127,890)
Bank of America	Government of South Africa	Sell	1.00%	12/20/2020	3.61%	$1,100,000	$(117,760)	$(79,618)	$(38,142)
Bank of America	Government of South Africa	Sell	1.00%	12/20/2025	4.45%	$1,100,000	$(250,435)	$(171,819)	$(78,616)
Barclays Capital	Government of Brazil	Buy	1.00%	12/20/2020	4.73%	$9,200,000	$1,350,919	$1,334,159	$16,760
JPMorgan Chase	Government of Brazil	Buy	1.00%	12/20/2020	4.73%	$4,500,000	$660,775	$652,578	$8,197
Goldman Sachs	Government of Mexico	Sell	1.00%	12/20/2020	2.00%	$4,200,000	$(183,787)	$(188,089)	$4,302
TOTAL CREDIT DEFAULT SWAPS							$(5,529,584)	$(5,384,683)	$(144,901)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $78,691,250. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following outstanding written put option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[4]Bank of America Merrill Lynch, EUR CALL/USD PUT	December 2016	$1.15	18,400,000	$(386,271)
(PREMIUMS RECEIVED $603,680)
The average market value of written options held by the Fund throughout the period was $96,568. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $1,182,600. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation and Depreciation on Futures Contracts, Foreign Exchange Contracts, Swap Contracts and Written Options is included in “Other Assets and Liabilities—Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $191,881,074, which represented 23.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2016, these liquid restricted securities amounted to $191,871,169, which represented 23.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at February 29, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/9/2020	11/26/2013 – 2/6/2014	$1,363,836	$9,905
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
7	Discount rate at time of purchase.
8	Affiliated holding.
9	7-day net yield.
10	At February 29, 2016, the cost of investments for federal tax purposes was $847,711,495. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $30,897,854. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,089,608 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,987,462.
11	Assets, other than investments in securities, less liabilities.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$503,643,852	$—	$503,643,852
Floating Rate Loan	—	—	142,364	142,364
Foreign Governments/Agencies	—	291,500,537	—	291,500,537
U.S. Treasury	—	9,592,568	—	9,592,568
Purchased Call Option	—	430,836	—	430,836
Purchased Put Options	—	1,042,946	—	1,042,946
Purchased Put Swaptions	—	1,367,363	—	1,367,363
Investment Company	9,093,175	—	—	9,093,175
TOTAL SECURITIES	$9,093,175	$807,578,102	$142,364	$816,813,641
Other Financial Instruments*
Assets	$118,684	$7,837,768	$—	$7,956,452
Liabilities	(238,644)	(14,343,598)	—	(14,582,242)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(119,960)	$(6,505,830)	$—	$(6,625,790)
*	Other financial instruments include futures contracts, foreign exchange contracts, swap contracts and written options.
The Fund uses a pricing service to provide price evaluation for Level 3 for the asset-backed security, trade finance agreements and certain foreign governments/agencies. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Foreign Governments/Agencies	Floating Rate Loan
Balance as of December 1, 2015	$11,700,500	$157,223
Realized gain (loss)	892,084	2,417
Change in unrealized appreciation (depreciation)	(2,041,584)	130,576
(Sales)	(10,551,000)	(147,852)
Balance as of February 29, 2016	$—	$142,364
The total change in unrealized appreciation (depreciation) attributable to investments still held at February 29, 2016	$—	$(249)
The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNH	—Yuan Renminbi Offshore
CNY	—Yuan Renminbi
EUR	—Euro
GBP	—Great British Pound
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PHP	—Philippine Peso
RUB	—Russian Ruble

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016